Significant judgments and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2023
Significant judgments and sources of estimation uncertainties
Schedule of key assumptions of value-in-use calculations upon goodwill impairment tests

Key assumptions
in %
	Care Delivery		Care Enablement
	December 31,	January 1,	December 31,	January 1,
	2023	2023	2023	2023
Average revenue growth in ten year projection period (1)	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in ten year projection period (1)	high-single-digit	high-single-digit	low-double-digit	low-double-digit
Residual value growth (1)	1.00	1.00	1.00	1.00
Pre-tax WACC (2)	10.53	9.49	8.41	8.15
After-tax WACC (2)	8.09	7.35	6.54	6.14
(1)	The key assumptions as of December 31, 2023 match the respective assumptions as of October 1, 2023.
(2)	As of October 1, 2023 the pre-tax WACC of Care Delivery and Care Enablement was 9.35% and 9.04%, respectively. The after-tax WACC of Care Delivery and Care Enablement was 7.21% and 7.01%, respectively.

Key assumptions
in %
	North America	EMEA	Asia-Pacific	Latin America
	December 31,	December 31,	December 31,	December 31,
	2022	2022	2022	2022
Average revenue growth in ten year projection period(1)	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in ten year projection period(1)	high-single-digit	high-single-digit	mid-single-digit	low-double-digit
Residual value growth(1)	1.00	1.00	1.00	1.60
Pre-tax WACC(2)	8.05	10.44	8.76	12.37 - 26.14
After-tax WACC(2)	6.39	8.08	6.38	8.94 - 22.71
(1)	The key assumptions as of December 31, 2022 match the respective assumptions as of October 1, 2022.
(2)	As of October 1, 2022 the pre-tax WACC of North America and EMEA was 7.99% and 10.29%, respectively. The pre-tax WACC of Asia-Pacific and Latin America was 8.65% and 12.10%-25.76%, respectively. As of October 1, 2022 the after-tax WACC of North America and EMEA was 6.35% and 8.00%, respectively. The after-tax WACC of Asia-Pacific and Latin America was 6.33% and 8.79%-22.46%, respectively.

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Sensitivity analysis (1)
Change in percentage
	Care Delivery			Care Enablement
	December 31,	October 1,	January 1,	December 31,	October 1,	January 1,
	2023	2023	2023	2023	2023	2023
Pre-tax WACC	2.10	2.57	1.41	2.27	1.31	0.77
After-tax WACC	1.60	1.97	1.09	1.66	0.97	0.60
Residual value growth	(7.26)	(8.97)	(3.99)	(5.57)	(3.01)	(1.74)
Operating income margin of each projection year	(2.35)	(3.08)	(1.61)	(3.02)	(1.78)	(1.03)

(1)The sensitivity analysis is based upon the goodwill impairment tests performed as of December 31, 2023, October 1, 2023 and January 1, 2023.

Sensitivity analysis (1)
Change in percentage points	North America		EMEA
	December 31, 2022	October 1, 2022	December 31, 2022	October 1, 2022
Pre-tax WACC	0.71	0.06	2.11	1.94
After-tax WACC	0.56	0.05	1.56	1.45
Operating income margin of each projection year	(0.97)	(0.10)	(2.50)	(2.41)
(1)	The sensitivity analysis is based upon the goodwill impairment test performed as of December 31, 2022 and October 1, 2022.

Schedule of the composition of trade accounts and other receivables from unrelated parties

Composition of trade accounts and other receivables from unrelated parties in %
	December 31,
	2023	2022

U.S. Government health care programs	30	31
U.S. commercial payors	19	18
U.S. hospitals	4	5
Self-pay of U.S. patients	3	2
Other U.S. payors	1	2
Product customers and health care payors outside U.S.	43	42
Total	100	100